Related Party Transactions - Summary of Expense or Contra-Expense (Detail) - Refinitiv [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Transitional services [member]
Disclosure of expenses [line items]
Provided by Thomson Reuters to Refinitiv Contra-expense	$ 26	$ 12
Provided by Refinitiv to Thomson Reuters (Expense)	(52)	(21)
Properties leased [member]
Disclosure of expenses [line items]
Provided by Thomson Reuters to Refinitiv Contra-expense	39	16
Provided by Refinitiv to Thomson Reuters (Expense)	$ (34)	$ (14)